Schedule of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Short-term borrowings	$ 2,203	$ 15,057
Capital lease obligations	19,694	18,626
Other current maturities of long-term debt	152,251	2,718
Short-term borrowings and current maturities of long-term debt	174,148	36,401
Senior Secured Notes	250,000
Senior Notes		399,953
Capital lease obligations	217,884	229,605
Other	17,447	18,755
Total long-term debt	$ 485,331	$ 648,313